PROVISION FOR RECLAMATION AND REHABILITATION (Narrative) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 2,555
Present value of the probability weighted future cash flows, risk free rate	2.25%
Inflation rate	2.00%
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 2,174
Present value of the probability weighted future cash flows, risk free rate	2.25%
Inflation rate	2.00%
El Cubo, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 5,132
Present value of the probability weighted future cash flows, risk free rate	6.20%
Inflation rate	4.00%
El Compas, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 167
Present value of the probability weighted future cash flows, risk free rate	6.20%
Inflation rate	4.00%